Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

As of March 31, 2023 and 2024, the Group did not have commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of the acquisition of property, plant and equipment.